FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 7,637	$ 1,454
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,517	1,454
Long-term pledged deposits
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 120	$ 0